Significant Agreements, Commitments and Contingencies	12 Months Ended
Dec. 31, 2021
Disclosure of commitments and contingent liabilities [text block] [Abstract]
Significant agreements, commitments and contingencies

NOTE 24: Significant agreements, commitments and contingencies

Fair value of Other financial liabilities

On September 18, 2015, MDxHealth acquired MDxHealth BV (former NovioGendix), a Dutch molecular diagnostic research and service company with expertise in the urological oncology. The terms of the acquisition consisted of initial consideration paid in 1,086,956 shares of MDxHealth common stock, issued at €4.14 representing the average closing price of the Company’s shares on Euronext Brussels during a period of 30 days ending on September 17, 2015. In addition to this equity, additional cash consideration of €250,000 was paid. On top of the acquisition price, MDxHealth is committed to pay future milestone fees. The Company paid €1,000,000, being $1,105,000 regarding these milestone fees in 2017. The fair value of this contingent consideration as of December 31, 2021 is estimated at $1,617,000 over the period 2021-2022 (2020: $1,599,000; 2019: $1,599,000). The Company is contractually required to pay at maturity to the holder of the obligation the amount of maximum $2,200,000.

Collaborative research agreements and clinical research agreements

The Company has entered into numerous agreements with universities, medical centers and external researchers for research and development work and for the validation of the Company’s technology and products. These agreements typically have durations of one to three years. The Company must pay fixed fees to the collaborators and in exchange typically receives access and rights to the results of the work.

MDxHealth collaborates on research and clinical development with many of the world’s leading academic and government cancer research institutes. These important relationships provide the Company with additional resources and expertise for clinical marker validation as well as access to patient samples for testing. MDxHealth’s collaborators include such prestigious institutions as Johns Hopkins University Medical Institutions (US), Duke University Medical Center (US), Harvard Medical School (US), Cleveland Clinic (US), University of Colorado (US), University of California at Los Angeles (US), Radboud University (The Netherlands) and University of Gent (Belgium) among others.

Intellectual property in-licensing agreements

The Company has entered into numerous agreements with universities and companies for in-licensing intellectual property. These agreements typically require the Company to pay an up-front fee, annual maintenance fees and/or minimum annual royalty fees, legal fees related to the patents, and certain milestone and royalty fees if the patents are eventually used in a commercialized product. In addition, the Company must provide the licensor with periodic reports.

Commercial and intellectual property sub-licensing agreements

The Company has entered into numerous partnering and sub-licensing agreements. In regard to the Company’s developed tests, the Company has entered into a range of marketing and sales arrangements with commercial entities. These important relationships provide the Company with additional resources and infrastructure to expand the geographic reach and awareness of the Company’s solutions, primarily in relation to the ConfirmMDx and SelectMDx tests. MDxHealth’s marketing partners include Cerba Healthcare (Belgium), Ferrer Internacional (Spain), Teva Pharmaceuticals (Israel), and SouthGenetics (South and Central America), LifeLabs (Canada) and, in the US, LabCorp, Miraca Life Sciences, Bostwick Laboratories.

In regard to intellectual property that MDxHealth has developed or improved, MDxHealth has sublicensed certain of its non-core epigenetic technologies to commercial partners, several of whom have launched products that generate royalties and other fees. These sublicenses include:

●	an exclusive sublicense to Laboratory Corporation of America (LabCorp) for the MGMT test (for the North American market only, of indefinite duration, and limited to service testing only). MDxHealth retained certain rights to develop and commercialize the MGMT test as a companion diagnostic on a worldwide basis. LabCorp began to commercialize the MGMT test in North America in 2008.

●	non-exclusive sublicense agreements for the Company’s patented methylation specific PCR (MSP) technology for diagnostic applications, in exchange for certain license fees and running royalties, to several partners including oncgnostics GmbH, Qiagen GmbH and Takara Bio.

Litigation

As of the date of this document and as far as MDxHealth is aware, the Company is not involved in any material legal proceedings.